Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS III
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Supplement [Text Block]	afiii_SupplementTextBlock

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

Supplement dated March 20, 2017 to the

Prospectus, dated October 1, 2016, as revised October 27, 2016 and supplemented January 3, 2017 and February 27, 2017, and Statement of Additional Information, dated October 1, 2016, as supplemented January 3, 2017 and February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Capital Appreciation Fund (the “Capital Appreciation Fund”) and AMG Managers Cadence Emerging Companies Fund (the “Emerging Companies Fund” and, together with the Capital Appreciation Fund, the “Funds”), each a series of AMG Funds III (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated, revised, and supplemented as noted above.

AMG Managers Cadence Emerging Companies Fund

Effective on or about June 1, 2017, the management fee for the Emerging Companies Fund will be reduced from 1.25% to 0.69%, the contractual expense limitation amount will be reduced from 1.42% to 0.89% (the terms of the Emerging Companies Fund’s expense limitation arrangement will otherwise remain the same) and Class I shares of the Emerging Companies Fund will be authorized to pay up to 0.10% in shareholder servicing fees. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the net expense ratio for the Emerging Companies Fund. AMG Funds LLC will pay a portion of the management fee to the Emerging Companies Fund’s subadviser for its services.

AMG Managers Cadence Emerging Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afiii_SupplementTextBlock

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

Supplement dated March 20, 2017 to the

Prospectus, dated October 1, 2016, as revised October 27, 2016 and supplemented January 3, 2017 and February 27, 2017, and Statement of Additional Information, dated October 1, 2016, as supplemented January 3, 2017 and February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Capital Appreciation Fund (the “Capital Appreciation Fund”) and AMG Managers Cadence Emerging Companies Fund (the “Emerging Companies Fund” and, together with the Capital Appreciation Fund, the “Funds”), each a series of AMG Funds III (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated, revised, and supplemented as noted above.

AMG Managers Cadence Emerging Companies Fund

Effective on or about June 1, 2017, the management fee for the Emerging Companies Fund will be reduced from 1.25% to 0.69%, the contractual expense limitation amount will be reduced from 1.42% to 0.89% (the terms of the Emerging Companies Fund’s expense limitation arrangement will otherwise remain the same) and Class I shares of the Emerging Companies Fund will be authorized to pay up to 0.10% in shareholder servicing fees. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the net expense ratio for the Emerging Companies Fund. AMG Funds LLC will pay a portion of the management fee to the Emerging Companies Fund’s subadviser for its services.